S000028703 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index and 11% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.21%	3.93%		5.77%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%		8.18%
Variable Portfolio - Moderately Conservative Portfolio Class 2
Prospectus [Line Items]
Average Annual Return, Percent	12.10%	3.18%		4.92%
Performance Inception Date					May 07, 2010
Variable Portfolio - Moderately Conservative Portfolio Class 4
Prospectus [Line Items]
Average Annual Return, Percent	12.13%	3.19%		4.92%
Performance Inception Date					May 07, 2010
Variable Portfolio - Moderately Conservative Portfolio Class 1
Prospectus [Line Items]
Average Annual Return, Percent	12.39%	3.43%		5.10%
Performance Inception Date			Feb. 20, 2019